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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vercingetorix

Address: 365 Boston Post Road
         Suite 210
         Sudbury, MA 01776

CIK # - 0001353304



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: RObert Befumo
Title: Client Service Representative
Phone: 212-713-9187


Signature, Place, and Date of Signing:

   Robert Befumo                  New York, NY                  05/11/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]







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                           FORM 13F INFORMATION TABLE

USD

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-----------------------------------------------------------------------------------------------------------------------------------
ITEM1                            ITEM 2   ITEM 3        ITEM 4         ITEM 5       ITEM 6             ITEM 7        ITEM 8

                                                                                 INVEST. DISC.
                                 TITLE                  FAIR         SHARES OR              SHARED             VOTING AUTHORITY
                                 OF       CUSIP          MKT         PRINCIPAL SOLE  SHARED OTHER    OTHER    SOLE  SHARED   NONE
NAME OF ISSUER                   CLASS    NUMBER        VALUE         AMOUNT   (A)    (B)     (C)   MANAGERS    (A)   (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN MEDIA           OTC EQ   G20045202   11,429,877      166,592  N       X                        MEDI  166592   0
CARMIKE CINEMAS INC              OTC EQ   143436400    1,252,154       51,892  N       X                        MEDI  51892    0
COMCAST CORP-CL A                OTC EQ   20030N101    1,805,040       69,000  N       X                        MEDI  69000    0
CABLEVISION SYSTEMS CORP C       COMMON   12686C109    2,899,620      108,600  N       X                        MEDI  108600   0
IAC/INTERACTIVECORP              OTC EQ   44919P300      758,853       25,750  N       X                        MEDI  25750    0
LIBERTY GLOBAL INC               OTC EQ   530555101    2,856,159      139,529  N       X                        MEDI  139529   0
LIBERTY GLOBAL INC               OTC EQ   530555309    2,751,748      139,329  N       X                        MEDI  139329   0
MEDIACOM COMMUNICATIONS CO       OTC EQ   58446K105    3,243,000      564,000  N       X                        MEDI  564000   0
MILLICOM INTERNATIONAL           OTC EQ   L6388F110    9,653,189      205,038  N       X                        MEDI  205038   0
NTL INCORPORATED NEW             OTC EQ   NTLID        9,599,168      329,755  N       X                        MEDI  329755   0
ROGERS COMMUNICATIONS INC        COMMON   775109200    4,325,256      113,375  N       X                        MEDI  113375   0
REGAL ENTERTAINMENT GROUP        COMMON   758766109      274,626       14,600  N       X                        MEDI  14600    0
TURKCELL ILETISIM                COMMON   900111204    1,667,000      100,000  N       X                        MEDI  100000   0
***GRUPO TELEVISA SA DE CV       COMMON   40049J206    2,817,840      141,600  N       X                        MEDI  141600   0
TIME WARNER INC                  COMMON   887317105    4,121,945      245,500  N       X                        MEDI  245500   0
OPEN JOINT STOCK CO VIMPEL       COMMON   68370R109    2,141,898       49,800  N       X                        MEDI  49800    0
VALUEVISION INTERNATIONAL        OTC EQ   92047K107    3,179,153      248,760  N       X                        MEDI  248760   0


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